Summary of significant accounting policies - Schedule of property and equipment, net estimated useful lives (Details)	12 Months Ended
Dec. 31, 2022
Computer and transmission equipment
Property and equipment, net
Property and equipment, net, estimated useful lives	3 years
Leasehold improvements
Property and equipment, net
Property and equipment, net, estimated useful lives	Over the shorter of the lease term or expected useful lives
Furniture and office equipment
Property and equipment, net
Property and equipment, net, estimated useful lives	5 years
Motor vehicles
Property and equipment, net
Property and equipment, net, estimated useful lives	5 years